Leases - Summary of Maturity of Lease Receivables (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total	$ 14,588
Due in Less than One Year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total	1,255
Due between One and Five Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total	7,529
Due in More than Five Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total	$ 5,804